Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
5,259,793	Voya Emerging Markets Index Portfolio - Class I	$63,906,484	4.0
9,898,210	Voya International Index Portfolio - Class I	110,958,938	7.0
6,942,739	Voya RussellTM Mid Cap Index Portfolio - Class I	94,837,817	5.9
8,461,907	Voya Short Term Bond Fund - Class R6	81,065,065	5.1
45,163,188	Voya U.S. Bond Index Portfolio - Class I	455,244,939	28.5
37,942,699	Voya U.S. Stock Index Portfolio - Class I	791,105,270	49.6

	Total Mutual Funds
	(Cost $1,439,410,262)	1,597,118,513	100.1

	Liabilities in Excess of Other Assets	(902,784)	(0.1)
	Net Assets	$1,596,215,729	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Mutual Funds	$1,597,118,513	$–	$–	$1,597,118,513
Total Investments, at fair value	$1,597,118,513	$–	$–	$1,597,118,513

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$66,124,966	$5,380,225	$(2,265,514)	$(5,333,193)	$63,906,484	$-	$190,092	$-
Voya International Index Portfolio - Class I	119,182,258	4,310,246	(3,720,532)	(8,813,034)	110,958,938	-	576,776	-
Voya RussellTM Mid Cap Index Portfolio - Class I	103,452,952	1,145,605	(3,335,083)	(6,425,657)	94,837,817	-	348,324	-
Voya Short Term Bond Fund - Class R6	85,839,511	855,183	(3,145,402)	(2,484,227)	81,065,065	313,701	(75,895)	-
Voya U.S. Bond Index Portfolio - Class I	481,358,254	20,613,387	(17,559,672)	(29,167,030)	455,244,939	1,831,989	(370,437)	-
Voya U.S. Stock Index Portfolio - Class I	893,403,583	183,282	(46,357,436)	(56,124,159)	791,105,270	-	14,313,340	-
	$1,749,361,524	$32,487,928	$(76,383,639)	$(108,347,300)	$1,597,118,513	$2,145,690	$14,982,200	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,453,728,974.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$193,973,615
Gross Unrealized Depreciation	(50,584,076)
Net Unrealized Appreciation	$143,389,539